STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTIONS AND WARRANTS
NOTE F - STOCK OPTIONS AND WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and the related prices for the shares of Common Stock issued to non-employees of the Company.  These warrants were granted in lieu of cash compensation for services performed or financing expenses in connection with the sale of Common Stock.

Transactions involving warrants (see Note E) are summarized as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Balance at October 1, 2013	59,033,305	$0.1907
Granted	19,520,760	0.1414
Exercised	(18,695,187)	(0.2245)
Cancelled or expired	(3,300,000)	(0.2333)
Balance, June 30, 2014	56,558,878	$0.1600

Employee Stock Options

In 2005, the Board of Directors and holders of a majority of the outstanding shares of Common Stock approved the 2005 Incentive Stock Plan,  In 2007, 2008 and 2012, the Board of Directors and holders of a majority of the outstanding shares of Common Stock approved various increases in the number of shares of Common Stock that can be issued as stock awards and stock options thereunder to an aggregate of 350,000,000 shares and the number of shares of Common Stock that can be covered by awards made to any participant in any calendar year to 50,000,000 shares.

The 2005 Incentive Stock Plan is designed to retain directors, executives, and selected employees and consultants by rewarding them for making contributions to the Company’s success with an award of options to purchase shares of Common Stock.  As of June 30, 2014, a total of 12,675,000 shares have been issued and options to purchase 200,733,972 shares have been granted under the 2005 Incentive Stock Plan.

The following table summarizes the changes in options outstanding and the related prices for the shares of Common Stock issued to employees of the Company under the 2005 Incentive Stock Plan:

Transactions involving stock options issued to employees are summarized as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding at October 1, 2013	121,454,192	$0.0630
Granted	73,280,780	0.1003
Exercised	—	—
Cancelled or expired	(5,000)	0.0885
Outstanding at June 30, 2014	194,729,972	$0.0769
Vested at June 30, 2014	131,132,972	$0.0670	$0.0620
Non-vested at June 30, 2014	63,597,000		$0.0300

Transactions involving stock options issued to employees and consultants during the nine month period ended June 30, 2014 are summarized as follows:

On October 14, 2013, the Company granted an aggregate of 7,377,000 options to purchase the Company’s Common Stock at an exercise price of $0.0886 per share for five years to employees. 5,377,000 of these options vest at 25% each anniversary for the next four years and 2,000,000 of these options vest immediately.

Employee Stock Options, continued

On October 17, 2013, the Company granted Dr. James A. Hayward, Chairman, CEO and President and Dr. Ming-Hwa Liang, Chief Technology Officer and Secretary of the Company options to purchase 50,000,000 and 3,000,000 shares of the Company’s Common Stock, respectively, at an exercise price of $0.0970 per share for five years with vesting at 25% each anniversary for the next four years.  Also on October 17, 2013, the Company granted an aggregate of 3,777,780 options to non-employee board of director members at an exercise price of $0.0970 per share for five years with immediate vesting.

On November 28, 2013, the Company granted 250,000 options to purchase the Company’s Common Stock at an exercise price of $0.1160 per share for five years to an employee with vesting at 25% each anniversary for the next four years.

On December 2, 2013, the Company granted 2,000,000 options to purchase the Company’s Common Stock at an exercise price of $0.1170 per share for five years to an employee with vesting at 25% each anniversary for the next four years.

On December 10, 2013, the Company granted an aggregate of 2,126,000 options to purchase the Company’s Common Stock at an exercise price of $0.1360 per share for five years to employees, with immediate vesting.

On February 6, 2014, the Company granted 2,500,000 options to purchase the Company’s Common Stock at an exercise price of $0.1600 per share for five years to a consultant, with immediate vesting.

On February 23, 2014 the Company extended the term of 1,000,000 options that were set to expire on that date.  The Company recorded $43,401 of stock compensation expense for the three and nine month periods ended June 30, 2014 in connection with this modification as the incremental difference between the fair value of the stock options immediately before and after the modification.

On April 14, 2014, the Company granted 2,000,000 options to purchase the Company’s Common Stock at an exercise price of $0.1100 per share for five years to an employee with vesting at 25% each anniversary for the next four years.

On May 1, 2014, the Company granted 250,000 options to purchase the Company’s Common Stock at an exercise price of $0.1149 per share for five years to an employee with vesting at 25% each anniversary for the next four years.

The fair value of options granted during the three and nine month periods ended June 30, 2014 was determined using the Black Scholes Option Pricing Model with the following weighted average assumptions:

	Three Months Ended June 30, 2014	Nine Months Ended June 30, 2014
Stock price	$0.1245	$0.1011
Exercise price	$0.0969	$0.1215
Dividend yield	0.00%	0.00%
Volatility	110.46%	112.19%
Risk free rate	1.19%	0.95%

The Company recorded $404,507 and $1,717,837 as stock compensation expense for the three and nine month periods ended June 30, 2014, respectively, and $870,576 and $1,743,598 for the three and nine month periods ended June 30, 2013, respectively, for the vesting portion of all employee options outstanding and the stock option modifications.   As of June 30, 2014, unrecorded compensation cost related to non-vested awards was $3,625,140, which is expected to be recognized over a weighted average period of approximately 3.25 years.

NOTE I - STOCK OPTIONS AND WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and the related prices for the shares of the Company’s Common Stock issued to non-employees of the Company.  These warrants were granted in lieu of cash compensation for services performed or financing expenses in connection with the sale of the Company’s Common Stock.

		Warrants
		Outstanding	Weighted		Exercisable
		Remaining	Average	Weighted	Weighted
Exercise	Number	Contractual	Exercise	Average	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$0.0400	3,000,000	1.92	$0.0400	3,000,000	$0.0400
$0.0441	510,784	3.79	$0.0441	510,784	$0.0441
$0.0475	3,789,489	4.79	$0.0475	3,789,489	$0.0475
$0.0553	226,081	4.27	$0.0553	226,081	$0.0553
$0.0600	2,000,000	0.39	$0.0600	2,000,000	$0.0600
$0.0710	1,000,000	1.32	$0.0710	1,000,000	$0.0710
$0.0900	6,900,000	2.92	$0.0900	6,900,000	$0.0900
$0.1790	100,000	2.10	$0.1790	100,000	$0.1790
$0.2140	100,000	2.60	$0.2140	-	$-
$0.2431	40,106,951	4.80	$0.2431	40,106,951	$0.2431
$0.5000	1,300,000	0.12	$0.5000	1,300,000	$0.5000
	59,033,305	4.10	$0.1976	58,933,305	$0.1963

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Price Per Share
Balance, September 30, 2011	58,205,280	$0.140
Granted	1,075,000	0.071
Exercised	(5,039,633)	(0.045
Cancelled or expired	(8,400,000)	(0.161)
Balance at September 30, 2012	45,840,647	$0.145
Granted	134,249,218	0.233
Exercised	(60,236,873)	(0.170)
Cancelled or expired	(60,819,687)	(0.265)
Balance, September 30, 2013	59,033,305	0.196

On October 31, 2011, warrants totaling 75,000 were issued in connection with services.  The warrants are exercisable for three years from the date of issuance at an exercise price of $0.07 per share with vesting immediately.  The fair value of the warrants of $1,363 was determined using the Black Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 157.69% and risk free rate from 0.41% and were charged to operations during the year ended September 30, 2012.

On January 25, 2012, warrants totaling 1,000,000 were issued in connection with services.  The warrants are exercisable for three years from the date of issuance at an exercise price of $0.071 per share and will vest in full on the first anniversary of the date of grant.  The fair value of the warrants of $56,875 was determined using the Black Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 147.53% and risk free rate from 0.81% and were charged to operations during the year ended September 30, 2012.

In September 2012, the Company issued an aggregate of 5,012,160 shares of Common Stock in settlement of 5,039,633 warrants exercised on a cashless basis.

On November 7, 2012, 100,000 warrants were issued in connection with services. The warrants are exercisable on or after May 7, 2013 for three years at an exercise price of $0.179 per share. The fair value of the warrants of $13,238 was determined using the Black Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 129.56% and risk free rate from 0.36% and were charged to current period operations.

On November 29, 2012, in connection the Initial Purchase Agreement, as described in Note H above, the Company issued an aggregate of 67,204,300 warrants to purchase the Company’s common stock exercisable for one to five years after defined date or events, at an exercise price of $0.2232 per share.

In March 2013, the Company issued an aggregate of 1,500,000 shares of its common stock in connection with the exercise of warrants at an exercise price of $0.10 per share with net proceeds of $150,000.

In April 2013, the Company issued 11,285,376 shares of its common stock in connection with the cashless exercise of 15,438,337 warrants to acquire the Company’s stock at a weighted average exercise price of $0.063 per share.

In May 2013, the Company issued 2,418,971 shares of its common stock in connection with the cashless exercise of 2,975,956 warrants to acquire the Company’s stock at a weighted average exercise price of $0.042 per share.

On May 7, 2013, 100,000 warrants were issued in connection with services. The warrants are exercisable on or after November 7, 2013 for three years at an exercise price of $0.214 per share.  The fair value of the warrants of $15,018 was determined using the Black Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 119.72% and risk free rate from 0.35% and were charged to current period operations.
 As described in Note H above, on January 22, 2013, the Company exercised its option to repurchase 26,881,720 Series C Warrants issued to Crede under the Initial Purchase Agreement for $50,000.  On April 25, 2013, under the Initial Purchase Agreement, Crede effected the cashless exercise of 10,752,688 Series A Warrants and 29,569,892 Series B Warrants, and the Company thereupon issued to Crede an aggregate of 31,257,045 shares of its Common Stock.

On July 19, 2013, in connection the Second Purchase Agreement, as described in Note H above, the Company issued an aggregate of 66,844,918 warrants to purchase the Company’s common stock exercisable for one to five years after defined date or events, at an exercise price of $0.2431 per share.

On August 14, 2013, the Company exercised its option to repurchase 26,737,967 Series C Warrants issued to Crede under the Second Purchase Agreement for $10,000, as described in Note H above.

Employee Stock Options

In 2005, the Board of Directors and the holders of a majority of the outstanding shares of Common Stock approved the 2005 Incentive Stock Plan. In 2007, 2008 and 2012, the Board of Directors and holders of a majority of the outstanding shares of Common Stock approved various increases in the number of shares of Common Stock that can be issued as stock awards and stock options thereunder to an aggregate 350,000,000 shares and the number of shares of Common Stock that can be covered by awards made to any participant in any calendar year to 50,000,000 shares.

The 2005 Incentive Stock Plan is designed to retain directors, executives, and selected employees and consultants by rewarding them for making contributions to our success with an award of options to purchase shares of Common Stock.  As of September 30, 2013, a total of 10,175,000 shares have been issued and options to purchase 125,208,825 shares have been granted under the 2005 Incentive Stock Plan.

The following table summarizes the changes in options outstanding and the related prices for the shares of the Company’s Common Stock issued to employees of the Company under the 2005 Incentive Stock Plan:

Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.0500	24,000,000	1.65	$0.0500	24,000,000	$0.0500
$0.0585	50,000,000	4.79	$0.0585	50,000,000	$0.0585
$0.0600	30,000,000	1.76	$0.0600	30,000,000	$0.0600
$0.0650	634,825	3.18	$0.0650	634,825	$0.0650
$0.0680	4,770,000	3.17	$0.0680	4,770,000	$0.0680
$0.0700	2,850,000	1.67	$0.0700	1,900,000	$0.0700
$0.0900	1,500,000	2.92	$0.0900	1,500,000	$0.0900
$0.1100	5,400,000	4.71	$0.1100	5,400,000	$0.1100
$0.1799	2,099,367	4.17	$0.1799	-	$-
$0.1930	100,000	4.75	$0.1930	-	$-
$0.2000	100,000	4.63	$0.2000	-	$-
	121,454,192	3.23	$0.063	118,204,825	$0.0605

Transactions involving stock options issued to employees are summarized as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding at October 1, 2011	120,650,000	$0.060
Granted	6,558,825	0.067
Exercised	(500,000)	(0.08)
Cancelled or expired	(1,500,000)	(0.08)
Outstanding at September 30, 2012	125,208,825	$0.060
Granted	2,299,367	0.181
Exercised	(5,979,000)	(0.042)
Cancelled or expired	(75,000)	(0.060)
Outstanding at September 30, 2013	121,454,192	$0.063
Vested at September 30, 2013	118,204,825		$0.136
Non-vested at September 30, 2013	3,429,367		$0.055

On November 30, 2011, the Company granted an aggregate of 5,724,000 options to purchase the Company’s Common Stock at an exercise price of $0.068 per share for five years to directors with immediate vesting.  The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 156.65% and risk free rate of 0.96%.

On December 6, 2011, the Company granted an aggregate of 634,825 options to purchase the Company’s Common Stock at an exercise price of $0.065 per share for five years to two directors with immediate vesting.  The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 156.29% and risk free rate of 0.94%.

On February 8, 2012, the Company granted 100,000 options to purchase the Company’s Common Stock at an exercise price of $0.07 per share for five years to an employee with vesting at 25% each anniversary for the next four years.  The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 152.56% and risk free rate of 0.82%.

On March 16, 2012, the Company granted 100,000 options to purchase the Company’s Common Stock at an exercise price of $0.06 per share for five years to an employee with vesting at 25% each anniversary for the next four years.  The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 149.81% and risk free rate of 1.13%.

On September 24, 2012, the Company issued 349,114 shares of Common Stock in settlement of 500,000 options exercised on a cashless basis and the remaining 1,500,000 options expired.

On November 30, 2012, the Company granted an aggregate of 2,099,367 options to non-employee board of director members (except Mr. Catenacci) under the 2005 Incentive Stock Plan. The options are exercisable at $0.1799 per share for five years, vesting one year from the date of issuance. The fair value of options was determined using the Black Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 146.33% and risk free rate of 0.82%.

On May 12, 2013, the Company granted an aggregate of 100,000 options to an employee under the 2005 Incentive Stock Plan.  The options are exercisable at $0.20 per share for five years, vesting at 25% each anniversary for the next four years. The fair value of the options was determined using the Black Scholes Option Pricing Model with the following assumptions:  dividend yield $-0-, volatility of 117.57% and risk free rate of 0.60%.
On May 15, 2013 the Company extended the term of 5,400,000 options that were set to expire to June 16, 2018. The Company recorded $408,605 of stock compensation expense for the year ended September 30, 2013 in connection with this modification as the incremental difference between fair value of the stock options immediately before and after modification.

On July 2, 2013 the Company granted an aggregate of 100,000 options to an employee under the 2005 Incentive Stock Plan.  The options are exercisable at $0.193 per share for five years, vesting at 25% each anniversary for the next four years.  The fair value of the options was determined using the Black Scholes Option Pricing Model with the following assumptions:  dividend yield $-0-, volatility of 114% and risk free interest rate of 1.01%.

During the year ended September 30, 2013, the Company issued 4,639,483 shares of its Common Stock in connection with the cashless exercise of 5,954,000 options to acquire the Company’s stock at a weighted average of $.053 per share. The Company also issued 25,000 shares of its Common Stock in connection with the exercise of 25,000 options at $0.06 per share.

In accordance with his resignation agreement dated August 20, 2013, Mr. Jensen, the former Chief Financial Officer of the Company shall have one year from his resignation date to exercise his 20,500,000 vested options. There was no expense associated with this modification.

See Note M for details of issuances subsequent to the twelve months ended September 30, 2013.

The Company recorded $1,926,129 (including the stock option modification) and $1,953,844 as stock compensation expense for the years ended September 30, 2013 and 2012, respectively for the vesting portion of all employee options outstanding. As of September 30, 2013, unrecorded compensation cost related to non-vested awards was $107,462, which is expected to be recognized through 2018.

NOTE G - STOCK OPTIONS AND WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and the related prices for the shares of the Company’s Common Stock issued to non-employees of the Company. These warrants were granted in lieu of cash compensation for services performed or financing expenses in connection with the sale of the Company’s Common Stock.

		Warrants
		Outstanding	Weighted		Exercisable
		Remaining	Average	Weighted	Weighted
Exercise	Number	Contractual	Exercise	Average	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$0.03088	1,619,171	5.17	$0.03088	1,619,171	$0.03088
$0.03283	355,421	5.14	$0.03283	355,421	$0.03283
$0.04	3,000,000	2.92	$0.04	3,000,000	$0.04
$0.04405	2,009,081	4.79	$0.04405	2,009,081	$0.04405
$0.04750	5,052,652	5.79	$0.04750	5,052,652	$0.04750
$0.05529	904,322	5.27	$0.05529	904,322	$0.05529
$0.06	12,000,000	2.38	$0.06	12,000,000	$0.06
$0.071	1,000,000	2.32	$0.071	—	$0.071
$0.09	9,900,000	3.92	$0.09	9,900,000	$0.09
$0.10	1,500,000	0.48	$0.10	1,500,000	$0.10
$0.50	8,500,000	0.34	$0.50	8,500,000	$0.50
	45,840,647	2.97	$0.14	44,840,647	$0.145

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Price Per Share
Balance, September 30, 2010	69,207,946	$0.237
Granted	11,897,334	0.044
Exercised	—	-
Cancelled or expired	(22,900,000)	(0.384)
Balance at September 30, 2011	58,205,280	$0.140
Granted	1,075,000	0.071
Exercised	(5,039,633)	(0.045)
Cancelled or expired	(8,400,000)	(0.161)
Balance, September 30, 2012	45,840,647	$0.145

In the month of November 2010, warrants totaling 2,961,872 were issued in connection with services provided in connection with the issuance of convertible notes. The warrants are exercisable for seven years from the date of issuance at exercise prices from $0.03088 to $0.03283 per share. The fair values of the warrants were determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 169.06% to 169.21% and risk free rate from 2.16% to 2.20%.

The determined fair value of $120,840 is charged ratably to current period operations over one year. During the years ended September 30, 2012 and 2011, $18,851 and $101,989 was charged to operations, respectively.

In the month of January 2011, warrants totaling 1,356,484 were issued in connection with services provided in connection with the issuance of convertible notes. The warrants are exercisable for seven years from the date of issuance at an exercise price of $0.05529 per share. The fair values of the warrants were determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 170.33% and risk free rate of 2.69%.

The determined fair value of $97,131 is charged ratably to current period operations over one year. During the years ended September 30, 2012 and 2011, $26,478 and $70,653 was charged to operations, respectively.

During the month of July 2011, warrants totaling 7,578,978 were issued in connection with the sale of the Company’s Common Stock. The warrants are exercisable for seven years from the date of issuance at an exercise price of $0.04750 per share.

On August 12, 2011, the Company extended the expiration date of previously issued warrants exercisable at $0.09 per share to consultants. The warrants were extended from September 1, 2011 to September 1, 2016. The change in fair value of the warrants of $194,424 was charged to current period operations and was determined using the Black Scholes Option Pricing model with the following assumptions: dividend yield $-0-, volatility of 162.03% and risk free rate from 0.01% to 0.32%.

On October 31, 2011, warrants totaling 75,000 were issued in connection with services. The warrants are exercisable for three years from the date of issuance at an exercise price of $0.07 per share with vesting immediately. The fair value of the warrants of $1,363 was determined using the Black Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 157.69% and risk free rate from 0.41% and were charged to current period operations.

On January 25, 2012, warrants totaling 1,000,000 were issued in connection with services. The warrants are exercisable for three years from the date of issuance at an exercise price of $0.071 per share and will vest in full on the first anniversary of the date of grant. The fair value of the warrants of $56,875 was determined using the Black Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 147.53% and risk free rate from 0.81% and were charged to current period operations.

In September 2012, the Company issued an aggregate of 5,012,160 shares of Common Stock in settlement of 5,039,633 warrants exercised on a cashless basis.

Employee Stock Options

On January 26, 2005, the Board of Directors, and on February 15, 2005, the holders of a majority of the outstanding shares of Common Stock approved the 2005 Incentive Stock Plan and authorized the issuance of 16,000,000 shares of Common Stock as stock awards and stock options thereunder. On May 16, 2007, at the annual meeting of stockholders, the holders of a majority of the outstanding shares of Common Stock approved an increase in the number of shares subject to the 2005 Incentive Stock Plan to 20,000,000 shares of Common Stock. On June 17, 2008, the Board of Directors unanimously adopted an amendment to the 2005 Incentive Stock Plan that increased the total number of shares of Common Stock issuable pursuant to the 2005 Incentive Stock Plan from a total of 20,000,000 shares to a total of 100,000,000 shares, which was approved by our stockholders at the 2008 annual meeting of stockholders held on December 16, 2008. On November 30, 2011, the Board of Directors unanimously adopted an amendment to the 2005 Incentive Stock Plan that increased the total number of shares of Common Stock issuable thereunder to 350,000,000 and the number of shares of Common Stock that can be covered by awards made to any participant in any calendar year to 50,000,000, which was approved by our stockholders at the 2012 annual meeting of stockholders held on January 27, 2012.

The 2005 Incentive Stock Plan is designed to retain directors, executives, and selected employees and consultants by rewarding them for making contributions to our success with an award of options to purchase shares of Common Stock. As of September 30, 2012, a total of 10,175,000 shares have been issued and options to purchase 125,208,825 shares have been granted under the 2005 Incentive Stock Plan.

The following table summarizes the changes in options outstanding and the related prices for the shares of the Company’s Common Stock issued to employees of the Company under the 2005 Incentive Stock Plan:

Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.05	29,000,000	2.65	$0.05	29,000,000	$0.05
$0.0585	50,000,000	5.79	$0.0585	31,250,000	$0.0585
$0.06	30,100,000	2.76	$0.06	22,500,000	$0.06
$0.065	634,825	4.18	$0.065	634,825	$0.065
$0.068	5,724,000	4.17	$0.068	5,724,000	$0.068
$0.07	2,850,000	2.67	$0.07	1,187,500	$0.07
$0.09	1,500,000	3.92	$0.09	1,500,000	$0.09
$0.11	5,400,000	0.71	$0.11	5,400,000	$0.11
	125,208,825	3.94	$0.06	97,196,325	$0.06

Transactions involving stock options issued to employees are summarized as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at October 1, 2010	66,900,000	$0.060
Granted	53,750,000	0.060
Exercised	—	-
Cancelled or expired	—	-
Outstanding at September 30, 2011	120,650,000	$0.060
Granted	6,558,825	0.067
Exercised	(500,000)	(0.08)
Expired	(1,500,000)	(0.08)
Outstanding at September 30, 2012	125,208,825	$0.060

On December 13, 2010, the Company granted 1,500,000 options to purchase the Company’s Common Stock at an exercise price of $0.07 per share for five years to an employee with vesting at 25% each anniversary for the next four years. The fair value of options was determined using the Black Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 171.29% and risk free rate of 0.98%.

On January 4, 2011, the Company granted 2,000,000 options to purchase the Company’s Common Stock at an exercise price of $0.08 per share for five years to an employee with vesting at 25% each anniversary for the next four years. The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 170.62% and risk free rate of 2.01%.

On July 11, 2011, the Company granted an aggregate of 50,000,000 options to purchase the Company’s Common Stock at an exercise price of $0.0585 per share for seven years to key officers with vesting as follows: 25% immediately, 37.5% each anniversary for the next two years with vesting acceleration dependent on defined revenue targets. The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 162.37% and risk free rate of 2.22%.

On August 1, 2011, the Company granted 250,000 options to purchase the Company’s Common stock at an exercise price of $0.07 per share for five years to an employee with vesting at 25% each anniversary for the next four years. The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 162.43% and risk free rate of 1.32%.

On August 12, 2011, the Company extended the expiry date of previously issued options exercisable at $0.09 per share to key officers. The fully vested options were extended from September 1, 2011 to September 1, 2016. The change in fair value of the options of $544,386 was charged to current period operations and was determined using the Black-Scholes Option Pricing model with the following assumptions: dividend yield $-0-, volatility of 162.03% and risk free rate from 0.01% to 0.32%.

On November 30, 2011, the Company granted an aggregate of 5,724,000 options to purchase the Company’s Common Stock at an exercise price of $0.068 per share for five years to directors with immediate vesting. The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 156.65% and risk free rate of 0.96%.

On December 6, 2011, the Company granted an aggregate of 634,825 options to purchase the Company’s Common Stock at an exercise price of $0.065 per share for five years to directors with immediate vesting. The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 156.29% and risk free rate of 0.94%.

On February 8, 2012, the Company granted 100,000 options to purchase the Company’s Common Stock at an exercise price of $0.07 per share for five years to an employee with vesting at 25% each anniversary for the next four years. The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 152.56% and risk free rate of 0.82%.

On March 16, 2012, the Company granted 100,000 options to purchase the Company’s Common Stock at an exercise price of $0.06 per share for five years to an employee with vesting at 25% each anniversary for the next four years. The fair value of options was determined using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield $-0-, volatility of 149.81% and risk free rate of 1.13%.

On September 24, 2012, the Company issued 349,114 shares of Common Stock in settlement of 500,000 options exercised on a cashless basis and the remaining 1,500,000 options expired.

The Company recorded $1,953,844 and $1,485,068 as stock compensation expense for the years ended September 30, 2012 and 2011, respectively.